Premium [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Premium | SL Agency Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.27%	3.21%	2.15%